COMMITMENTS	9 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 16: COMMITMENTS

Participation Agreements

On October 9, 2020, White River SPV 3 LLC, entered into a Participation Agreement (the “Participation Agreement”) by and among White River SPV 3 LLC, BlackBrush Oil & Gas, L.P. (“BlackBrush”) and GeoTerre, LLC, an unrelated privately-held limited liability company (the “Assignor”), to conduct drilling of wells in the Austin Chalk formation.

Pursuant to the Participation Agreement, White River SPV 3 LLC funded 100% of the cost, $5,746,941, associated with the drilling and completion of an initial deep horizontal well in the Austin Chalk formation. The Participation Agreement required the drilling costs that were paid into a designated escrow account at the commencement of the drilling in January 2021, which it was. BlackBrush agreed to assign to the other parties to the Participation Agreement, subject to certain exceptions and limitations specified therein, specified portions of its leasehold working interest in certain Austin Chalk formation units. The Participation Agreement provides for an initial allocation of the working interests and net revenue interests among the assignor, BlackBrush and White River SPV 3 LLC and then a re-allocation upon payout or payment of drilling and completion costs for each well drilled. Prior to payout, Holdings will own 90% of the working interest and 67.5% of the net revenue interest in each well. Following payout, Holdings will own 70% of working interest and 52.5% net revenue interest in each well.

The Parties to the Participation Agreement, had previously entered into a Joint Operating Agreement, dated September 4, 2020 (the “Operating Agreement”) establishing an area of mutual interest, including the Austin Chalk formation, and governing the parties’ rights and obligations with respect to drilling, completion and operation of wells therein. The Participation Agreement and the Operating Agreement require, among other things, that White River SPV 3 LLC drill and complete at least one horizontal Austin Chalk well with a certain minimum lateral each calendar year and/or maintain leasehold by paying its proportionate share of any rental payments.

On July 27, 2022, the Company entered into a Participation Agreement with Ault Energy, LLC to sell a 40% working interest and 28.8% net revenue interest in the Harry O’Neal 20-9 No. 1 well for $971,609.

On November 22, 2022, the Company entered into two Participation Agreements with White River E&P I, LP (the “Fund”), a related party, whereby the parties agreed to the following: (i) under the first Agreement , the Fund agreed to pay the Company an initial amount of $1,408,000 for drilling one or more wells on the Company’s mineral lease located in Rankin County, Mississippi for (A) a 50% working interest and (B) a 32.5% net revenue interest in all such wells (the “Mississippi Agreement”); and (ii) under the second Agreement, the Fund agreed to pay the Company and initial amount of $1,597,632 for drilling one or more wells on the Company’s mineral lease located in Concordia Parish, Louisiana in exchange for (A) a 37.5% working interest and (B) a 27% net revenue interest in all such wells (the “Louisiana Agreement”). In addition, under the Louisiana Agreement, in the event the test well on the lease is determined to be economically viable, the Fund agreed to pay the Company an additional $595,972.45 in costs to complete and produce the test well, while the Mississippi Agreement requires an additional $992,963.27 in costs to complete and produce the test well.

On December 6, 2022, the Company entered into a Participation Agreement with Ault Energy, LLC for $1,597,632 for drilling one or more wells on the Company’s mineral lease located in Concordia Parish, Louisiana in exchange for (A) a 37.5% working interest and (B) a 27% net revenue interest in all such wells. In addition, in the event the test well on the lease is determined to be economically viable, Ault Energy, LLC agreed to pay the Company an additional $595,972.45 in costs to complete and produce the test well. This amount is reflected as a receivable as it has not yet been paid by Ault Energy, LLC.

On December 30, 2022, the Company entered into a Participation Agreements with the Fund, a related party, whereby the parties agreed to the following: (i) under the first Agreement, the Fund agreed to pay the Company an initial amount of $267,520 for drilling a well located in Rankin County, Mississippi for a 9.5% working interest and (B) a 6.18% net revenue interest in all such wells (the “Mississippi Agreement #2”). In the event the test well on the lease is determined to be economically viable, the Fund agreed to pay the Company an additional $188,663 in costs to complete and produce the test well.

White River Fund

The Fund is a five-year closed-end private fund where general partners and limited partners invest into the fund and the fund then purchases direct working interests in various Company oil and gas drilling projects.  The Company has made the commitment to purchase all outstanding working interests from the Fund at the end of the five-year term on June 30, 2028, to close out the Fund and offer a mechanism to return capital to investors in the Fund.  The Company has formally committed to purchasing these working interests at a PV20 valuation by an independent firm.  The PV20 valuation would be the present value of the remaining net cash flows from the Fund’s pro rata share of each oil well it has invested in during the five-year term, discounted by 20%. The Fund invested in two drilling projects in the Company during the three months ended December 31, 2022.  The first drilling project, the Peabody AMI 12 No 18, hit oil and was determined by the Company’s geologist to be an economically viable oil production well in January 2023.  This oil well is expected to be completed and begin producing oil in February 2023.  The second oil project, the Denmiss No 1 well is expected to be spudded in February 2023.  Since the Fund did not own working interests in any oil production wells as of December 31, 2022, there would not be a value which could be easily estimated for the PV20 valuation of the first oil well.

Employment Agreements and RSUs

The Company’s Board of Directors approved five-year executive employment agreements pursuant to which our officers are entitled to the following compensation and other rights:

Randy May, our Executive Chairman, is receiving an annual base salary of $400,000, and was granted 5,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and replaced with 5,000,000 restricted stock units) with half of the Restricted Stock Units (“RSU”) vesting annually over a five-year period and the remainder vesting based on performance metrics set forth in the agreement. Under his agreement, Mr. May was also granted the following rights related to the Company’s oil and gas operations:

(A) an overriding royalty interest or carried working interest to be held in perpetuity from either the Company or its subsidiaries equal to 5% in any and all successfully drilled and completed oil and/or gas wells (an “ORRI”) during the term of his employment.

(B) a 15% participation right in the funding and ownership interest in any drilling or participation by the Company or any subsidiary in the drilling by the Company or a third party of an oil and gas well other than the Fund (a “Participation Right”).

Jay Puchir, our Chief Executive Officer, is receiving an annual base salary of $350,000 and was granted 5,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and was granted 5,000,000 RSU) with half of the RSUs vesting annually over a five-year period and the remainder vesting based on performance metrics set forth in the agreement. Under his agreement, Mr. Puchir was also granted the following rights related to the Company’s oil and gas operations:

(A) a 5% overriding royalty interest or carried working interest during the term of his employment.

(B) a 10% Participation Right otherwise identical to Mr. May’s.

Alisa Horgan, our Chief Administrative Officer and a member of our Board of Directors and Mr. May’s daughter, is receiving an annual base salary of $180,000, and was granted 2,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and was granted 5,000,000 RSUs) with the RSUs vesting annually over a 10-year period.

Mrs. Horgan’s husband, Richard Horgan, Senior Vice President of M&A and our former Chief Executive Officer, is receiving an annual base salary of $200,000, and was granted 2,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and was granted 5,000,000 RSUs) with the RSUs vesting annually over a 10-year period.

Each of the above employment agreements are also subject to the following severance provisions:

In the event of termination by the Company without “cause” or resignation by the officer for “good reason,” each officer is entitled to receive 2.99 years’ base salary, immediate vesting of unvested equity awards and continued benefits for six months.

In case of termination or adverse change in title upon a change of control, each officer is entitled to receive 2.99 years’ base salary, immediate vesting of unvested equity awards, continued benefits for 18 months and 100% of the existing target bonus, if any, for that fiscal year when the change of control occurs.

Further, upon the officer’s death or disability, as defined, during the officer’s term of employment, the officer’s estate or the officer, as applicable, becomes entitled to, among other things, a $500,000 lump-sum payment and full vesting of all outstanding equity grants made to the officer.

In the event an officer’s employment is terminated at the end of the term upon the notice of non-renewal and the officer remains employed until the end of the term, the officer will be entitled to receive six months’ base salary and continued benefits for six months.

In addition, the Company agreed to the following compensation for each non-employee director:

(A) an annual grant of $100,000 in restricted stock which will vest on the final business day of each quarter equal to one-fourth of the total stipend, or $25,000 per quarter, with the number of shares to be determined based on the volume weighted average price of the Company’s common stock as of each quarterly vesting (the “Restricted Stock Grant”).

(B) an annual cash fee of $50,000 which will vest on the final business day of each quarter equal to one-fourth of the total fee, or $12,500 per quarter (the “Cash Fees”).

The director compensation set forth above is subject to upward adjustment upon the successful uplisting of the Company to a national securities exchange, whereupon the Restricted Stock Grant will be increased to $200,000 per year and the Cash Fees will be increased to $100,000 per year.

In addition, the Company agreed to enter into indemnification agreements with each of its officers and directors.